JPMorgan Sustainable Infrastructure ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Australia — 1.1%
Goodman Group, REIT	4,659	103,897
NEXTDC Ltd. *	8,400	76,389
Ramsay Health Care Ltd.	2,228	46,284
		226,570
Belgium — 1.1%
Elia Group SA/NV	1,958	132,128
Warehouses De Pauw CVA, REIT	3,574	76,770
		208,898
Brazil — 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	21,453	347,562
Transmissora Alianca de Energia Eletrica S/A	9,512	54,673
		402,235
Canada — 1.7%
Canadian National Railway Co.	3,208	335,268
China — 5.4%
China Longyuan Power Group Corp. Ltd., Class H	157,000	115,759
Contemporary Amperex Technology Co. Ltd., Class A	11,920	421,556
NARI Technology Co. Ltd., Class A	165,840	524,106
		1,061,421
France — 8.1%
Engie SA	54,596	901,265
Getlink SE	17,278	276,402
Veolia Environnement SA	15,187	433,344
		1,611,011
Germany — 3.3%
E.ON SE	38,526	456,333
Vonovia SE	6,330	193,655
		649,988
Italy — 3.4%
Enel SpA	36,085	256,481
Infrastrutture Wireless Italiane SpA (a)	10,363	107,740
Terna - Rete Elettrica Nazionale	38,760	319,728
		683,949
Japan — 1.8%
Kurita Water Industries Ltd.	4,000	139,316
Kyushu Railway Co.	9,300	226,148
		365,464
Portugal — 0.9%
EDP SA	54,707	172,008
Singapore — 0.3%
Parkway Life, REIT	18,900	53,706
Spain — 5.8%
Cellnex Telecom SA (a)	5,973	200,055

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Corp. ACCIONA Energias Renovables SA	3,625	67,295
EDP Renovaveis SA	24,152	225,965
Iberdrola SA	43,445	613,946
Solaria Energia y Medio Ambiente SA *	4,166	32,596
		1,139,857
United Kingdom — 12.0%
Assura plc, REIT	203,110	94,778
Grainger plc	60,980	160,339
LondonMetric Property plc, REIT	76,217	175,340
National Grid plc	27,777	336,970
Severn Trent plc	14,377	449,013
SSE plc	43,980	886,001
UNITE Group plc (The), REIT	8,441	89,405
United Utilities Group plc	14,834	187,430
		2,379,276
United States — 51.9%
Alexandria Real Estate Equities, Inc., REIT	1,739	169,292
American Tower Corp., REIT	2,719	502,879
Americold Realty Trust, Inc., REIT	11,217	245,091
CMS Energy Corp.	7,743	511,038
Crown Castle, Inc., REIT	1,381	123,296
Digital Realty Trust, Inc., REIT	5,223	855,841
Equinix, Inc., REIT	1,004	917,315
Essential Utilities, Inc.	2,934	104,098
Ferrovial SE	19,364	826,519
HA Sustainable Infrastructure Capital, Inc., REIT	14,990	419,870
HCA Healthcare, Inc.	892	294,280
Healthpeak Properties, Inc., REIT	4,892	101,069
Itron, Inc. *	3,813	409,364
NextEra Energy, Inc.	7,404	529,830
PG&E Corp.	22,334	349,527
Prologis, Inc., REIT	1,350	160,988
Public Service Enterprise Group, Inc.	5,487	458,384
Sabra Health Care REIT, Inc., REIT	24,748	413,539
SBA Communications Corp., REIT	1,374	271,447
Union Pacific Corp.	2,754	682,414
Ventas, Inc., REIT	6,601	398,832
Welltower, Inc., REIT	6,951	948,672
Weyerhaeuser Co., REIT	9,174	280,908
Xylem, Inc.	2,458	304,890
		10,279,383
Total Common Stocks (Cost $18,890,700)		19,569,034

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (b) (c) (Cost $145,970)	145,913	145,971
Total Investments — 99.6% (Cost $19,036,670)		19,715,005
Other Assets in Excess of Liabilities — 0.4%		87,800
NET ASSETS — 100.0%		19,802,805

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electric Utilities	16.8%
Multi-Utilities	15.7
Specialized REITs	15.0
Health Care REITs	11.1
Ground Transportation	6.3
Water Utilities	5.5
Electrical Equipment	4.8
Construction & Engineering	4.2
Industrial REITs	3.0
Machinery	2.2
Independent Power and Renewable Electricity Producers	2.2
Financial Services	2.1
Electronic Equipment, Instruments & Components	2.1
Real Estate Management & Development	1.8
Health Care Providers & Services	1.7
Diversified Telecommunication Services	1.6
Transportation Infrastructure	1.4
Others (each less than 1.0%)	1.8
Short-Term Investments	0.7

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$226,570	$—	$226,570
Belgium	—	208,898	—	208,898
Brazil	402,235	—	—	402,235
Canada	335,268	—	—	335,268
China	—	1,061,421	—	1,061,421
France	—	1,611,011	—	1,611,011
Germany	—	649,988	—	649,988
Italy	—	683,949	—	683,949

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Japan	$—	$365,464	$—	$365,464
Portugal	—	172,008	—	172,008
Singapore	—	53,706	—	53,706
Spain	—	1,139,857	—	1,139,857
United Kingdom	—	2,379,276	—	2,379,276
United States	9,452,864	826,519	—	10,279,383
Total Common Stocks	10,190,367	9,378,667	—	19,569,034
Short-Term Investments
Investment Companies	145,971	—	—	145,971
Total Investments in Securities	$10,336,338	$9,378,667	$—	$19,715,005
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (a) (b)	$146,575	$896,884	$897,472	$(44)	$28	$145,971	145,913	$1,743	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.